Basis of presentation and statement of compliance - Disclosure of effect of changes in foreign exchange rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0813	1.0806	1.0813
Closing rate (€1 equals to USD)	1.0705	1.0866	1.1050